Average Annual Total Returns - FidelityLargeCapValueIndexFund-PRO - FidelityLargeCapValueIndexFund-PRO - Fidelity Large Cap Value Index Fund	Jun. 29, 2024
Fidelity Large Cap Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.50%
Past 5 years	10.90%
Since Inception	9.06%	[1]
Fidelity Large Cap Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.96%
Past 5 years	10.26%
Since Inception	8.41%	[1]
Fidelity Large Cap Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.16%
Past 5 years	8.57%
Since Inception	7.15%	[1]
RS005
Average Annual Return:
Past 1 year	11.46%
Past 5 years	10.91%
Since Inception	9.05%

[1]	A From June 7, 2016 .